GOODWILL AND INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance of goodwill and intangible assets, net
Goodwill	$ 1,675,323	$ 1,616,154	$ 1,358,524
Intangible assets with indefinite lives	376,329	378,964
Intangible assets with definite lives, net	69,007	103,940
Total goodwill and intangible assets, net	2,120,659	2,099,058
Search & Applications
Goodwill and intangible assets
Goodwill, Impaired, Accumulated Impairment Loss	916,900	916,900	916,900
Balance of goodwill and intangible assets, net
Goodwill	738,062	723,650	526,444
Intangible assets with indefinite lives	195,805	197,304
Intangible assets with definite lives, net	40,550	64,457
Shoebuy
Goodwill and intangible assets
Goodwill, Impaired, Accumulated Impairment Loss	28,000	28,000	28,000
Balance of goodwill and intangible assets, net
Goodwill	21,719	21,719	21,719
Media - Connected Ventures
Goodwill and intangible assets
Goodwill, Impaired, Accumulated Impairment Loss	11,600	11,600	11,600
Balance of goodwill and intangible assets, net
Goodwill	$ 8,267	$ 8,267	$ 8,267